HEDGE ACCOUNTING - Changes in the fluctuation (Details)	12 Months Ended
	Dec. 31, 2020 item	Dec. 31, 2019 item	Dec. 31, 2018 item
HEDGE ACCOUNTING
Value of US 1	3,432.50	3,277.14	3,249.75
Variation	155.36	27.39	265.75